RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
RESTRICTED CASH
RESTRICTED CASH
9.	RESTRICTED CASH

The Company has in place deposits amounting to $1,437,875 as at December 31, 2025 (December 31, 2024 - $1,437,875) registered in the name of the British Columbia Ministry of Finance as security for its mining permits and for reclamation clean up at the Treasure Mountain Property, the Merritt Mill and decommissioned tailings, Dominion Creek Project and the New Craigmont Property.